FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments Financial Risks And Capital Risks Management
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2024	2023
	USD	USD
Financial assets
At amortized cost	7,722,459	11,891,291

Financial liabilities
At amortized cost	(28,128,661)	(34,347,163)

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES DENOMINATED IN CURRENCIES

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currencies are as follows:

	Assets		Liabilities
	2024	2023	2024	2023
	USD	USD	USD	USD
HKD	638,471	1,234,627	5,408,928	6,128,951
EUR	3,253,699	6,606,145	6,668,340	7,777,874
CNY	149,711	532,019	108,961	605,746
PEN	839,614	2,806,064	659,893	1,475,495
MOP	511	252	96,141	15,559

SCHEDULE OF SENSITIVITY CHANGE IN FOREIGN CURRENCIES RISK
	2024	2023	2022
	USD	USD	USD
HKD	(238,523)	(244,716)	(1,019,722)
EUR	(170,732)	(48,365)	113,386
CNY	2,038	(3,686)	6,020
PEN	8,986	(48,904)	(7,804)
MOP	(4,782)	(765)	(2,735)

SCHEDULE OF INTERNAL CREDIT RISK GRADING

The Group’s internal credit risk grading framework comprises the following categories:

Category	Description	Trade receivables	Other financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL – not credit- impaired	12-month ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	Lifetime ECL – not credit- impaired	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL – not credit-impaired	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit impaired	Lifetime ECL – credit-impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	Amount is written off

SCHEDULE OF CREDIT RISK

The tables below detail the credit risk exposures of the Group’s financial assets, including trade receivables, other receivables, restricted bank deposits, and cash and bank balances, which are subject to ECL assessment:

					2024		2023
	Note	External credit rating	Internal credit rating	12m or lifetime ECL	Gross carrying amount	Allowance for credit losses	Gross carrying amount	Allowance for credit losses
Financial assets at amortized costs					USD	USD	USD	USD
Trade receivables – contract with customers		N/A	Low	12-month ECL (Individual assessment)	136,006	-	132,746	-
			Watch list	Lifetime ECL (Individual assessment)	1,405,627	(70,281)	4,550,560	(206,152)
			Doubtful	Lifetime ECL (Individual assessment)	96,896	(96,896)	280,330	(277,001)
					1,638,529	(167,177)	4,963,636	(483,153)

Other receivables		N/A	Low	12-month ECL		2,695,154		2,803,236

Restricted bank deposits		AA	N/A	12-month ECL		592,652		628,156

Cash and bank balances		AA+	N/A	12-month ECL		2,963,301		3,979,416

SCHEDULE OF NON DERIVATIVE FINANCIAL LIABILITIES

	On demand or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

2024
Trade payables	1,841,297	-	-	1,841,297
Other payables	778,114	-	-	778,114
Bank borrowings	10,313,887	39,103	-	10,352,990
Other borrowings	1,130,141	-	-	1,130,141
Amounts due to an ultimate beneficial shareholder	1,142,024	12,300,650	-	13,442,674
Lease liabilities	163,912	160,407	374,008	698,327
Total	15,369,375	12,500,160	374,008	28,243,543

2023
Trade payables	2,350,888	-	-	2,350,888
Other payables	978,536	-	-	978,536
Bank borrowings	12,285,470	486,964	46,796	12,819,230
Other borrowings	664,479	-	-	664,479
Amounts due to an ultimate beneficial shareholder	5,021,638	-	12,300,650	17,322,288
Lease liabilities	70,143	45,291	96,308	211,742
Total	21,371,154	532,255	12,443,754	34,347,163

SCHEDULE OF DEBT TO EQUITY RATIO
	2024	2023
	USD	USD

Total debts	31,699,979	36,139,200
Total equity	9,108,092	18,181,688

Debt-to-equity %	348	199

SCHEDULE OF CONCENTRATIONS

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	2024		2023		2022
	USD	%	USD	%	USD	%

Amount of the Group’s revenue:	21,539,347	100.0	25,456,775	100.0	55,339,277	100.0
Customer A	3,738,420	17.4	352,182	1.4	-	-
Customer B	2,965,123	13.8	569,270	2.2	-	-
Customer C	2,311,102	10.7	-	-	-	-
Customer D	-	-	7,188,782	28.2	10,810,773	19.5
Customer F	-	-	261,155	1.0	5,528,442	10.0

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	2024		2023		2022
	USD	%	USD	%	USD	%

Amount of the Group’s accounts receivable:	1,638,529	100.0	4,963,636	100.0	6,184,970	100.0
Customer A	1,104,043	67.4	-	-	-	-
Customer B	169,616	10.4	13,962	0.3	381,423	6.2
Customer D	-	-	2,738,407	55.2	-	-
Customer E	-	-	1,105,487	22.3	-	-
Customer F	-	-	-	-	2,440,997	39.5
Customer G	-	-	-	-	946,070	15.3
Customer H	-	-	-	-	780,427	12.6
Customer I	-	-	-	-	730,553	11.8